UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended      December 31, 2012
                                                -----------------------

Check here if Amendment [  ]; Amendment Number:
                                                -------
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sageview Capital LP
                  ------------------------------
Address:          55 Railroad Ave.
                  ------------------------------
                  Greenwich, CT  06830
                  ------------------------------


Form 13F File Number:   028-12389
                        ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Barbara E. Parker
                  ------------------------------
Title:            Chief Financial Officer
                  ------------------------------
Phone:            (203) 625-4230
                  ------------------------------

Signature, Place, and Date of Signing:

      /s/ Barbara E. Parker       Greenwich, CT         February 14, 2013
----------------------------- ---------------------- -------------------------
         [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                            ------------

Form 13F Information Table Entry Total:           7
                                            ------------

Form 13F Information Table Value Total:        $286,671
                                            ------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


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
                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACCRETIVE HEALTH
INC                   COM        00438V103      10,069     869,500  SH          SOLE                         869,500

BOINGO WIRELESS INC   COM        09739C102       5,790     766,948  SH          SOLE                         766,948

COMSCORE INC          COM        20564W105      40,230   2,919,482  SH          SOLE                       2,919,482

ENVIVIO INC           COM        29413T106       3,570   2,100,000  SH          SOLE                       2,100,000

EVERBANK FINL CORP    COM        29977G102     192,521  12,912,230  SH          SOLE                      12,912,230

PERNIX THERAPEUTICS
HLDGS IN              COM        71426V108      17,231   2,223,339  SH          SOLE                       2,223,339

RESOLUTE ENERGY CORP  COM        76116A108      17,260   2,122,984  SH          SOLE                       2,122,984





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